FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAMS STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171


DATE OF REPORTING PERIOD:                               SEPTEMBER 30, 2005

COMMON STOCK - 99.91%
             Advertising Industry -- 0.42%
    1,300    Monster Worldwide, Inc.............................. $     39,923
    1,200    Omnicom Group.......................................      100,356
                                                                  ------------
                                                                       140,279
                                                                  ------------

             Aerospace/Defense Industry -- 0.03%
      200    Rockwell Automation Inc. ............................      10,580
                                                                  ------------

             Air Transport Industry -- 0.20%
    1,400    Delta Air Lines Incorporated.........................       1,050
    2,200    Gateway, Incorporated................................       5,940
    4,050    Southwest Airlines Company...........................      60,143
                                                                  ------------
                                                                        67,133
                                                                  ------------

             Auto Parts (OEM) Industry -- 0.24%
      700    Arvinmeritor.........................................      11,704
      600    Superior Industries International....................      12,912
    1,300    Synovus Financial Corporation........................      36,036
    1,800    Visteon Corp.........................................      17,604
                                                                  ------------
                                                                        78,256
                                                                  ------------

             Auto Parts (Replacement) Industry -- 2.17%
   16,850    Genuine Parts Company...............................      722,865
                                                                  ------------

             Bank Industry -- 10.03%
    5,100    BB&T Corporation....................................      199,155
   28,202    Bank of America Corporation .......................     1,187,304
    3,000    Bank of New York Company Incorporated................      88,230

      900    Capital One Financial................................      71,568
    3,200    Citigroup Incorporated..............................      145,664
      600    Keycorp..............................................      19,350
    1,100    M & T Bank Corp. ...................................      116,281
    1,100    PNC Financial Services Group.........................      63,822
      900    State Street Corp....................................      44,028
    1,500    Suntrust Banks......................................      104,175
    8,200    Wachovia Corporation (New) .........................      390,238
    5,704    Washington Mutual Incorporated......................      223,711
   11,700    Wells Fargo and Company.............................      685,269
                                                                  ------------
                                                                     3,338,795
                                                                  ------------

             Bank (Midwest) Industry -- 2.29%
    1,100    Comerica Incorporated................................      64,790
    2,700    Fifth Third Bankcorp.................................      99,225
    5,400    Mellon Financial Group..............................      172,638
    3,700    National City Corporation...........................      123,728
    1,100    Northern Trust.......................................      55,605
    8,728    US Bankcorp (New) ..................................      245,082
                                                                  ------------
                                                                       761,068
                                                                  ------------

             Beverage (Soft Drink) Industry -- 2.62%
    2,500    Coca Cola Enterprises Incorporated...................      48,750
   14,510    Pepsico Incorporated................................      822,862
                                                                  ------------
                                                                       871,612
                                                                  ------------

             Biotechnology Research & Development Industry
             -- 0.09%
      800    Biogen Idec Incorporated.............................      31,584
                                                                  ------------

             Business Services (Other) Industry -- 0.06%
    1,300    Convergys Corporation................................      18,681
                                                                  ------------

             Chemical (Diversified) Industry -- 0.71%
    2,700    Air Products and Chemicals Incorporated.............      148,878
    1,400    Millipore Corporation................................      88,046
                                                                  ------------
                                                                       236,924
                                                                  ------------

             Chemical (Specialty) Industry -- 0.45%
    2,600    Praxair Incorporated................................      124,618
      400    Sigma Aldrich Corporation............................      25,624
                                                                  ------------
                                                                       150,242
                                                                  ------------

             Communication Services (Diversified) Industry
             -- 0.91%
   12,775    Sprint Nextel Corporation...........................      303,789
                                                                  ------------

             Computer Integrated Systems Design Industry --
             0.08%
      600    Fiserv Inc. Company..................................      27,522
                                                                  ------------

             Computer & Peripherals Industry -- 3.85%
    3,200    3Com Corporation.....................................      13,056
    4,000    Apple Computer Incorporated.........................      214,440
   15,400    Dell Inc. ..........................................      526,680
    7,400    EMC Corporation/Mass.................................      95,756
   10,100    Hewlett Packard Company.............................      294,920
    1,800    Ingram Micro Inc. ...................................      33,372
      124    MIPS Technologies, Inc. .............................         847
      900    Silicon Graphics Incorporated........................         702

   11,200    Sun Microsystems Incorporated........................      44,016
    6,125    Symbol Technologies Inc. ............................      59,290
                                                                  ------------
                                                                     1,283,079
                                                                  ------------

             Computer Networks Industry -- 0.17%
    1,200    Comverse Technology Incorporated.....................      31,524
    1,100    Network Appliance Incorporated.......................      26,114
                                                                  ------------
                                                                        57,638
                                                                  ------------

             Computer Related Business Services, Not
             Elsewhere Classified Industry -- 0.09%
      300    Adaptec Inc..........................................       1,149
    2,700    Siebel System........................................      27,891
                                                                  ------------
                                                                        29,040
                                                                  ------------

             Computer Software & Services Industry --
             6.47%
    1,600    Adobe Sys Incorporated...............................      47,760
    2,600    Automatic Data Processing Incorporated..............      111,904
    2,200    Ciena Corporation....................................       5,808
      400    Citrix Systems Incorporated..........................      10,056
    3,750    Computer Associates International...................      104,287
    3,000    Compuware Corporation................................      28,500
    3,685    First Data Corporation..............................      147,400
   52,600    Microsoft Corporation..............................     1,353,398
      900    Nvidia Corp..........................................      30,852
   25,400    Oracle Corporation..................................      314,960
                                                                  ------------
                                                                     2,154,925
                                                                  ------------

             Consumer & Business Services Industry -- 0.27%
    1,500    Paychex Inc..........................................      55,635
      200    Reynolds & Reynolds Class A..........................       5,482
      800    Robert Half Intl Inc. ...............................      28,472
                                                                  ------------
                                                                        89,589
                                                                  ------------

             Diversified Company Industry -- 0.52%
    2,100    Hillenbrand Industries...............................      98,805
    2,500    Service Corporation International....................      20,725
    1,700    Thermo Electron Corporation..........................      52,530
                                                                  ------------
                                                                       172,060
                                                                  ------------

             Drug Industry -- 3.76%
    1,600    AmerisourceBergen Corp..............................      123,680
    4,600    Amgen Incorporated..................................      366,482
    4,400    Eli Lilly and Company...............................      235,488
    4,200    Forest Labs Inc.....................................      163,674
      700    Genzyme Corporation - General Division...............      50,148
      200    Indevus Pharmaceuticals..............................         576
    1,200    King Pharmaceuticals.................................      18,456
    1,049    Medco Health Solutions, Inc. ........................      57,517
    8,700    Merck and Company Incorporated......................      236,727
                                                                  ------------
                                                                     1,252,748
                                                                  ------------

             Drugstore Industry -- 1.64%
    2,200    Longs Drugstores Corporation.........................      94,358
      800    Rite Aid Corporation.................................       3,104
   10,300    Walgreen Company....................................      447,535
                                                                  ------------
                                                                       544,997
                                                                  ------------

             Electric and Other Utility Services Combined
             Industry -- 0.13%
    4,500    Calpine Corp.........................................      11,655
    2,100    Sierra Pacific Resources, Incorporated...............      31,185
                                                                  ------------
                                                                        42,840
                                                                  ------------

             Electric Utility (West) Industry -- 0.49%
    7,000    Puget Energy Inc. ..................................      164,360
                                                                  ------------

             Electrical Equipment Industry -- 1.18%
    1,600    Avnet Inc............................................      39,120
    2,300    Corning Incorporated.................................      44,459
    1,800    Emerson Electric Company............................      129,240
    1,600    Grainger, WW Incorporated...........................      100,672
    1,600    Maxim Integrated Products............................      68,240
      300    Qlogic Corp..........................................      10,260
                                                                  ------------
                                                                       391,991
                                                                  ------------

             Electronics Industry -- 0.12%
      200    Scientific Atlanta...................................       7,502
      900    Thomas and Betts Corporation.........................      30,969
                                                                  ------------
                                                                        38,471
                                                                  ------------

             Entertainment Industry -- 0.06%
      800    Univision Communications.............................      21,224
                                                                  ------------

             Environmental Industry -- 0.54%
    7,200    AutoNation Incorporated.............................      143,784
    1,000    Flowserve Corp.......................................      36,350
                                                                  ------------
                                                                       180,134
                                                                  ------------

             Financial Services Industry -- 5.24%
    7,800    American Express Company............................      448,032
    1,700    Deluxe Corporation...................................      68,272
    3,400    Franklin Resources Incorporated.....................      285,464
    2,000    H&R Block Incorporated...............................      47,960
      900    Janus Capital........................................      13,005
    5,400    MBNA Corporation....................................      133,056
    6,040    Morgan Stanley Dean Witter..........................      325,798
      400    Price T Rowe.........................................      26,120
    2,100    Prudential Financial................................      141,876
   17,550    Schwab (Chas) Corporation...........................      253,246
                                                                  ------------
                                                                     1,742,829
                                                                  ------------

             Food Processing Industry -- 3.11%
    1,100    Campbell Soup........................................      32,725
    4,400    General Mills Incorporated..........................      212,080
    3,100    Kellogg Company.....................................      143,003
    8,800    The Hershey Company.................................      495,528
    2,100    Wm Wrigley Jr Company...............................      150,948
                                                                  ------------
                                                                     1,034,284
                                                                  ------------

             Food Wholesalers Industry -- 1.12%
   11,900    Sysco Corporation...................................      373,303
                                                                  ------------

             Foreign Telecommunication Industry -- 0.10%
   10,400    Nortel Networks Corporation..........................      33,904
                                                                  ------------

             Furniture/Home Furnishings Industry -- 0.08%
    1,400    Leggett & Platt......................................      28,280
                                                                  ------------

             Grocery Industry -- 0.13%
    1,652    Albertsons Incorporated..............................      42,374
                                                                  ------------

             Healthcare Information Systems Industry --
             0.51%
    3,600    McKesson HBOC Incorporated..........................      170,820
                                                                  ------------

             Healthcare Plans Industry -- 0.34%
    1,500    WellPoint Incorporated..............................      113,730
                                                                  ------------

             Heavy Construction Industry -- 0.14%
    3,200    Global Industries Ltd. ..............................      47,168
                                                                  ------------

             Home Appliance Industry -- 0.09%
      400    Whirlpool Corporation................................      30,308
                                                                  ------------

             Homebuilding Industry -- 0.13%
    1,200    D.R. Horton Inc......................................      43,464
                                                                  ------------

             Household Products Industry -- 0.24%
    1,982    Newell Rubbermaid Incorporated.......................      44,892
      600    Procter & Gamble Company.............................      35,676
                                                                  ------------
                                                                        80,568
                                                                  ------------

             Independent Oil & Gas Industry -- 0.27%
      700    EOG Resoures.........................................      52,430
      800    XTO Energy Incorporated..............................      36,256
                                                                  ------------
                                                                        88,686
                                                                  ------------

             Industrial Services Industry -- 0.13%
      600    Nabors Inds Inc......................................      43,098
                                                                  ------------

             Insurance (Diversified) Industry -- 4.77%
   11,773    American International Group........................      729,455
    1,200    Lincoln National Corporation.........................      62,424
    4,000    Lowe's Companies Incorporated.......................      257,600
      600    MBIA Inc ............................................      36,372
    1,500    MGIC Investment Corporation..........................      96,300
    2,400    Marsh and Mclennan Companies.........................      72,936
    4,213    St. Paul Travelers Companies........................      189,037
    7,000    UnumProvident Corporation...........................      143,500
                                                                  ------------
                                                                     1,587,624
                                                                  ------------

             Insurance (Life) Industry -- 0.46%
    2,000    AFLAC Incorporated...................................      90,600
      900    Jefferson Pilot Corporation..........................      46,053
    1,000    Providian Financial Corporation......................      17,680
                                                                  ------------
                                                                       154,333
                                                                  ------------

             Insurance (Property/Casualty) Industry -- 2.36%
    4,400    Allstate Corporation................................      243,276
    1,100    American National Insurance.........................      131,032
      900    Chubb Corporation....................................      80,595
      661    Cincinnati Financial.................................      27,689
    1,400    Hartford Financial Services Group...................      108,038
    1,500    Progressive Corporation.............................      157,155
      700    Safeco Corporation...................................      37,359
                                                                  ------------
                                                                       785,144
                                                                  ------------

             Internet Auction Industry -- 0.42%
    3,400    EBay Incorporated...................................      140,080
                                                                  ------------

             Internet Software & Services Industry --  0.28%
    4,149    Symantec Corporation.................................      94,016
                                                                  ------------

             Management Services Industry -- 0.01%
      338    Gartner Incorporated.................................       3,951
                                                                  ------------

             Manufacturing (Communication/Industrial
             Products) Industry -- 0.03%
    4,700    JDS Uniphase.........................................      10,434
                                                                  ------------

             Manufacturing (Electronics, General) Industry
             -- 0.41%
    2,100    American Power Conversion............................      54,411
    3,125    Molex Incorporated...................................      83,375
                                                                  ------------
                                                                       137,786
                                                                  ------------

             Machinery Industry -- 0.23%
      200    Snap On Incorporated.................................       7,224
    1,500    Stanley Works........................................      70,020
                                                                  ------------
                                                                        77,244
                                                                  ------------

             Machinery (Construction & Mining) Industry --
             0.62%
    1,300    Caterpillar Incorporated.............................      76,375
    2,100    Deere and Company...................................      128,520
                                                                  ------------
                                                                       204,895
                                                                  ------------

             Medical (Clinical Supplies & Services)
             Industry -- 0.18%
      400    Laboratory Corp......................................      19,484
      800    Quest Diagnostics Incorporated.......................      40,432
                                                                  ------------
                                                                        59,916
                                                                  ------------

             Medical Services Industry -- 1.75%
    2,600    IMS Health...........................................      65,442
    9,200    Unitedhealth Group Inc. ............................      517,040
                                                                  ------------
                                                                       582,482
                                                                  ------------

             Manufacturing (General) Industry -- 0.35%
    1,800    Diebold, Inc.........................................      62,028
      900    Lexmark International................................      54,945
                                                                  ------------
                                                                       116,973
                                                                  ------------

             Medical Supplies Industry -- 5.04%
    8,100    Abbott Laboratories.................................      343,440
    2,200    Baxter International Incorporated....................      87,714
      700    Becton Dickinson and Company.........................      36,701
    3,475    Biomet, Incorporated................................      120,617
    4,800    Boston Scientific Corporation.......................      112,176
      500    Cardinal Health Incorporated.........................      31,720
    1,000    Guidant Corporation..................................      68,890
    7,600    Medtronic Incorporated..............................      407,512
    9,400    Stryker Corporation.................................      464,642
      116    Viasys Healthcare, Inc. .............................       2,899
                                                                  ------------
                                                                     1,676,311
                                                                  ------------

             Metal Fabricating Industry -- 1.16%
    4,700    Illinois Tool Works Incorporated....................      386,951
                                                                  ------------

             Natural Gas (Distribution) Industry -- 0.44%
    4,600    WGL Holdings........................................      147,798
                                                                  ------------

             Natural Gas (Diversified) Industry -- 0.85%
    1,000    Burlington Resources Incorporated....................      81,320
    5,500    Keyspan Corporation.................................      202,290
                                                                  ------------
                                                                       283,610
                                                                  ------------

             Newspaper Industry -- 0.64%
    2,500    Gannett Incorporated................................      172,075
    1,190    Tribune Company......................................      40,329
                                                                  ------------
                                                                       212,404
                                                                  ------------

             Office Equipment & Supplies Industry -- 0.99%
    2,300    Ikon Office Solutions Incorporated...................      22,954
      400    Imagistics International.............................      16,740
    1,000    Office Depot Incorporated............................      29,700
    5,000    Pitney Bowes Incorporated...........................      208,700
    1,050    Staples Incorporated.................................      22,386
    2,100    Xerox Corporation....................................      28,665
                                                                  ------------
                                                                       329,145
                                                                  ------------

             Oil Exploration Industry -- 0.03%
      212    Cimarex Energy Co. ..................................       9,610
                                                                  ------------

             Oil and Gas Refining & Marketing Industry --
             0.12%
      300    Amerada Hess Corporation.............................      41,250
                                                                  ------------

             Oilfield Services/Equipment Industry -- 1.41%
      600    Baker Hughes Incorporated............................      35,808
      200    Cooper Cameron Corporation...........................      14,786
      400    Ensco International Incorporated.....................      18,636
    1,266    Global Santa Fe Corporation..........................      57,755

    1,400    Halliburton Company..................................      95,928
      400    Helmerich and Payne Incorporated.....................      24,156
      595    National-Oil Well Incorporated.......................      39,151
      600    Noble Corporation....................................      41,076
      700    Rowan Companies Incorporated.........................      24,843
    1,936    Transocean Inc......................................      118,696
                                                                  ------------
                                                                       470,835
                                                                  ------------

             Packaging & Container Industry -- 1.03%
    3,100    Aptargroup Inc. ....................................      154,411
    1,800    Bemis Company Incorporated...........................      44,460
    2,700    Sealed Air Corporation..............................      128,142
      550    Sonoco Products Company..............................      15,021
                                                                  ------------
                                                                       342,034
                                                                  ------------

             Paper & Forest Products Industry -- 0.20%
       48    Kadant, Inc..........................................         963
    1,700    Plum Creek Timber....................................      64,447
                                                                  ------------
                                                                        65,410
                                                                  ------------

             Petroleum (Integrated) Industry -- 2.45%
   10,116    Devon Energy Corporation............................      694,362
    2,400    Murphy Oil Corporation..............................      119,688
                                                                  ------------
                                                                       814,050
                                                                  ------------

             Petroleum (Producing) Industry -- 1.94%
    5,664    Anadarko Petroleum Corporation......................      542,328
      900    Apache Corporation...................................      67,698
      600    Pogo Producing Company...............................      35,364
                                                                  ------------
                                                                       645,390
                                                                  ------------

             Pharmaceutical Research and Development
             Industry -- 0.07%
      580    Hospira Incorporated.................................      23,763
                                                                  ------------

             Publishing Industry -- 0.29%
    2,000    Mcgraw Hill Company Incorporated.....................      96,080
                                                                  ------------

             Railroad Industry -- 0.83%
    2,300    CSX Corp............................................      106,904
    4,200    Norfolk Southern Corporation........................      170,352
                                                                  ------------
                                                                       277,256
                                                                  ------------

             Real Estate Investment Trust Industry -- 0.52%
    5,300    Equity Office Properties............................      173,363
                                                                  ------------

             Real Estate (Other) Industry -- 1.51%
   11,200    AMB Property........................................      502,880
                                                                  ------------

             Recreation Industry -- 0.04%
    2,000    Six Flags Inc........................................      14,380
                                                                  ------------

             Rental & Leasing Industry -- 0.07%
    1,200    United Rentals.......................................      23,652
                                                                  ------------

             Restaurant Industry -- 0.16%
      700    Darden Restaurants Inc. .............................      21,259
    1,000    McDonalds Corporation................................      33,490
                                                                  ------------
                                                                        54,749
                                                                  ------------

             Retail (Special Lines) Industry -- 0.13%
    1,100    Tiffany & Co ........................................      43,747
                                                                  ------------

             Retail Building Supply Industry -- 1.42%
   12,400    Home Depot Incorporated.............................      472,936
                                                                  ------------


             Retail Store Industry -- 1.78%
    1,400    American Eagle Outfitters, Incorporated..............      32,942
      800    BJ's Wholesale Club Incorporated.....................      22,240
    4,300    Borders Group, Incorporated..........................      95,331
    3,200    CVS Corporation......................................      92,832
    2,176    Dollar General.......................................      39,908
    4,200    Federated Department Stores.........................      280,854
      100    Foot Locker Inc. ....................................       2,194
      271    Neiman Marcus Class B................................      27,054
                                                                  ------------
                                                                       593,355
                                                                  ------------

             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.35%
    1,575    Best Buy.............................................      68,560
    2,500    Circuit City Corporation.............................      42,900
      200    RadioShack Corporation...............................       4,960
                                                                  ------------
                                                                       116,420
                                                                  ------------

             Securities Brokerage Industry -- 0.78%
    4,200    Merrill Lynch and Company Incorporated..............      257,670
       87    Piper Jaffray Companies..............................       2,598
                                                                  ------------
                                                                       260,268
                                                                  ------------

             Semiconductor Industry -- 2.85%
    1,800    Altera Corporation...................................      34,398
    2,200    Analog Devices Incorporated..........................      81,708
    1,200    Broadcom Corp........................................      56,304
   21,500    Intel Corporation...................................      529,975
    1,800    LSI Logic............................................      17,730
    2,200    Micron Technology Incorporated.......................      29,260
    1,800    National Semiconductor Company.......................      47,160
    3,300    Texas Instruments...................................      111,870
    1,500    Xilinx Inc...........................................      41,775
                                                                  ------------
                                                                       950,180
                                                                  ------------

             Semiconductor Capital Equipment Industry --
             0.48%
    5,900    Applied Materials Incorporated......................      100,064
    1,000    KLA-Tencor Corporation...............................      48,760
      400    Novellus Systems Incorporated........................      10,032
                                                                  ------------
                                                                       158,856
                                                                  ------------

             Specialty Eateries Industry -- 0.02%
      100    Starbucks Corporation................................       5,010
                                                                  ------------

             Steel (General) Industry -- 0.03%
      400    Worthington Industries Incorporated..................       8,412
                                                                  ------------

             Telecommunication Equipment Industry -- 1.57%
      200    ADC Telecommunications...............................       4,572
    1,800    Agilent Technologies Incorporated....................      58,950
      300    Andrew Corporation...................................       3,345
   24,700    Cisco Systems Incorporated..........................      442,624
    1,400    Tellabs Incorporated.................................      14,728
                                                                  ------------
                                                                       524,219
                                                                  ------------

             Telecommunication Services Industry -- 2.96%
    6,500    A T & T Corporation.................................      128,700
    1,800    Alltel Corporation..................................      117,198
   10,700    Bellsouth Corporation...............................      281,410
   14,747    SBC Communications Incorporated.....................      353,486
    3,200    Verizon Communications..............................      104,608
                                                                  ------------
                                                                       985,402
                                                                  ------------

             Thrift Industry -- 2.22%
    4,300    Federal Home Loan Mortgage Association..............      242,778
   11,100    Federal National Mortgage Association...............      497,502
                                                                  ------------
                                                                       740,280
                                                                  ------------

             Toiletries/Cosmetics Industry -- 0.50%
    6,200    Avon Products Incorporated..........................      167,400
                                                                  ------------

             Transportation Industry -- 0.45%
    3,100    Harley-Davidson Inc.................................      150,164
                                                                  ------------

             Transportation Services (Not Elsewhere
             Classified) Industry -- 1.45%
    1,278    Sabre Holdings Corporation...........................      25,918
    6,600    United Parcel Service...............................      456,258
                                                                  ------------
                                                                       482,176
                                                                  ------------


             Total common stocks (cost $23,099,934) .............   33,259,866
                                                                  ------------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.09%....................       28,457


Total Net Assets.................................................$  33,288,323
                                                                 =============

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.